Variable interest entities	12 Months Ended
Mar. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Variable interest entities
23.	Variable interest entities
Sony has entered into various arrangements with VIEs.

(1)	Consolidated VIEs
Certain of Sony’s VIEs
are
consolidated as it was determined, based on a qualitative assessment, that Sony is the primary beneficiary. Sony has the power to direct the activities that most significantly impact the VIEs’ economic performance as well as the obligation to absorb the losses of the VIEs as Sony is responsible for providing funding to the VIEs and, in most cases, absorbs all losses until the VIEs become profitable. The assets of Sony are not available to settle the obligations of these VIEs. As of March 31, 2021, the total assets and liabilities for these VIEs were not significant and Sony does not provide any significant financial or other support to these VIEs.
(2)	Unconsolidated VIEs
As described in Note 6, certain accounts receivable sales programs also involve VIEs. These VIEs are all special purpose entities associated with the sponsor banks. Based on a qualitative assessment, Sony is not the primary beneficiary and therefore does not consolidate these entities as Sony does not have the power to direct the activities, an obligation to absorb losses, or the right to receive the residual returns of these VIEs. Sony’s maximum exposure to losses from these VIEs is considered insignificant.
In the Financial Services segment, Sony has variable interests in VIEs where Sony is not the primary beneficiary. Sony’s variable interests in such VIEs include equity securities, securitized products, foreign corporate bonds and other investments.
The following tables present the carrying value of the variable interests of unconsolidated VIEs in the Financial Services segment, the presentation in the consolidated balance sheet, and the maximum exposure to loss associated with these variable interests as of March 31, 2020 and 2021. Maximum exposure to loss does not reflect Sony’s estimate of the actual losses that could result from adverse changes, nor does it reflect the economic hedges Sony enters into to reduce its exposure. The risks associated with VIEs in which Sony is involved are limited to the amount recorded in the consolidated balance sheets and the amount of commitments.

	Yen in millions
	March 31, 2020
	Presentation in the consolidated balance sheets			Maximum exposure to loss
	Marketable securities	Securities investments and other	Prepaid expenses and other current assets
Equity securities *1	579,773	6,229	—	587,602
Securitized products	—	210,641	—	210,641
Foreign corporate bonds *2	41,452	41,036	—	82,488
Other investments	—	16,253	21,000	43,719

Total	621,225	274,159	21,000	924,450

	Yen in millions
	March 31, 2021
	Presentation in the consolidated balance sheets			Maximum exposure to loss
	Marketable securities	Securities investments and other	Prepaid expenses and other current assets
Equity securities *1	681,201	6,698	—	688,428
Securitized products	—	270,818	—	270,818
Foreign corporate bonds *2	49,011	31,026	—	80,037
Other investments	101	42,525	21,000	83,659

Total	730,313	351,067	21,000	1,122,942

*1	Equity securities include Investment funds.

*2	Foreign corporate bonds include repackaged bonds.